Supplemental Disclosure With Respect to Cash Flows	6 Months Ended
Dec. 31, 2021
Disclosure of Supplemental Disclosure With Respect to Cash Flows [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

NOTE 12 – SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Significant non-cash transactions for the six months ended December 31, 2021 and the year ended June 30, 2021 were as follows:

	December 31, 2021	June 30, 2021
Exploration and evaluation assets in accounts payable	$232,364	$117,015
	232,364	117,015